CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net (loss) income	[1]	$ (266,981)	$ 63,852	$ (44,342)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation		32,497	33,289	33,532
Amortization of intangible assets		10,805	12,238	15,143
Share-based compensation		7,295	10,202	7,895
(Gain) loss on the disposition of property, plant and equipment		(1,197)	(20,965)	1,959
Amortization of capitalized financing costs		1,433	681	875
Excess tax cost (benefit) related to share-based compensation			1,034	(479)
Impairment of goodwill		285,166
Change in contingent consideration		(4,457)
Loss on sale of equity investment				33
Asset impairment charge				155,603
Deferred income taxes		(8,900)	(10,624)	(23,162)
Pension settlement charge			12,510
Changes in operating assets and liabilities (net of acquisitions):
Decrease (increase) in accounts receivable, net		59,304	38,499	(9,986)
Decrease (increase) in inventory		55,751	47,148	(12,467)
Increase in other assets		(2,611)	(12,631)	(5,313)
Increase (decrease) in accounts payable		16,478	(47,262)	41,329
Increase in accrued liabilities		4,234	17,534	1,077
(Decrease) increase in other liabilities		(3,274)	(14,563)	1,037
Net cash provided by operating activities		185,543	130,942	162,734
Cash Flows From Investing Activities:
Capital expenditures		(38,579)	(37,709)	(28,325)
Proceeds from the disposition of property, plant and equipment		124	33,940	153
Proceeds from the disposition of a subsidiary				146
Acquisitions, net of cash acquired				(40,515)
Sale of equity investment				612
Net cash used in investing activities		(38,455)	(3,769)	(67,929)
Cash Flows From Financing Activities:
Net borrowings (repayments) under revolving credit facility		20,872	(108,052)	4,577
Borrowings under Term loan		77,600
Repayments under Term loan		(4,554)
Net repayments under Securitization program		(200,000)
Net (disbursements) proceeds from share-based compensation arrangements		(1,320)	554	(770)
Acquisition of treasury stock, at cost			(6,839)	(68,055)
Payment of cash dividends		(20,726)	(20,487)	(21,185)
Excess tax (cost) benefits related to share-based compensation			(1,034)	479
Payment of debt issuance costs		(6,330)	(106)	(36)
Contingent consideration		(5,543)
Net cash used in financing activities		(140,001)	(135,964)	(84,990)
Effect of exchange rate changes on cash and cash equivalents		386	137	(644)
Net change in cash and cash equivalents		7,473	(8,654)	9,171
Cash and cash equivalents, beginning of period		21,329	29,983	20,812
Cash and cash equivalents, end of period		28,802	21,329	29,983
Cash Paid During the Year For:
Interest		23,735	22,901	19,275
Income tax payments, net		$ 24,342	$ 32,151	$ 76,330

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.